ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)			1 Months Ended	12 Months Ended
	Sep. 01, 2023	Dec. 01, 2021	Feb. 28, 2024	Jun. 30, 2024
Kuangre S H [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	76.7716%
Equity Interest Pledge Agreements [Member] | Gamehaus H K [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		35.8895%
Equity Interest Pledge Agreements [Member] | Kuangre S H [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		64.1105%
Share Transfer Agreements [Member] | Gamehaus H K [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage			23.2284%
V I E Agreements [Member] | Kuangre S H [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				100.00%